HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	$ 4,792	$ 5,792
Liabilities held-for-sale	4,624	4,232
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	4,792	5,792
Liabilities held-for-sale	4,624	4,232
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	4,792	5,792
Liabilities held-for-sale	$ 4,624	$ 4,232